                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-3252

Exact name of registrant as specified in charter:      COMMAND Tax-Free Fund

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Jonathan Shain
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-802-6469

Date of fiscal year end:                               June 30, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

                            ANNUAL REPORT
                            JUNE 30, 2003

COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

                            FUND TYPE
                            Money market

                            This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                            The views expressed in this report and
                            information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

COMMAND Funds

Annual Report  June 30, 2003

FUND OBJECTIVES

COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Fund Facts                           As of 6/30/03

                                     7-Day         Net Asset    Weighted Avg.  Net Assets
                                 Current Yield    Value (NAV)  Maturity (WAM)  (Millions)
COMMAND Money Fund                   0.70%          $1.00         70 Days       $11,804
-----------------------------------------------------------------------------------------
iMoneyNet, Inc.
Taxable Prime Retail Avg.1           0.48%           N/A          58 Days          N/A
-----------------------------------------------------------------------------------------

COMMAND Government Fund              0.54%          $1.00         69 Days       $1,017
-----------------------------------------------------------------------------------------
iMoneyNet, Inc.
Government & Agency Retail Avg.2     0.49%           N/A          54 Days          N/A
-----------------------------------------------------------------------------------------

COMMAND Tax-Free Fund                0.54%          $1.00         57 Days       $1,784
-----------------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free National Retail Avg.3       0.43%           N/A          39 Days          N/A
-----------------------------------------------------------------------------------------

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays for taxable retail money funds. This is the data of all funds in the iMoneyNet, Inc. Money Fund Taxable Prime Retail
Average category as of June 24, 2003, the closest date to the end of our reporting period. The 7-day current yield is after deduction of expenses.

2iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays for taxable government money funds. This is the data of all funds in the iMoneyNet, Inc. Govt & Agency Retail
Average category as of June 24, 2003, the closest date to the end of our reporting period. The 7-day current yield is after deduction of expenses.

3iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds.
This is the data of all funds in the iMoneyNet, Inc Tax-Free National Retail Average category as of June 30, 2003. The 7-day current yield is after deduction of expenses.

                          (800) 225-1852

Annual Report  June 30, 2003

INVESTMENT ADVISER'S REPORT
COMMAND MONEY FUND
For investors in money market securities, the 12-month period that began July 1, 2002 was noteworthy because short-term interest rates in the United States declined to their lowest level in many years. Consequently, the average seven-day compound yield for taxable money market funds reached very low levels late in the fiscal year.

In this challenging investment environment, we identified high-quality securities that in our opinion offered better relative value by analyzing trends within sectors of the money markets and changes in the slope of the money market yield curve. We believe our strategy helped the COMMAND Money Fund maintain its net asset value (NAV) at $1.00 per share and provide a competitive yield versus the average comparable fund as measured by iMoneyNet, Inc.

The Federal Reserve (the Fed) reduced short-term rates in November 2002 and June 2003, which lowered its target for the rate banks charge each other for overnight loans to 1.00%.
The rate cuts were intended to promote growth in the United States at a time when corporate governance scandals, a volatile stock market, and geopolitical concerns encouraged a lingering sense of economic uncertainty.

IMPACT OF SECTOR SELECTIONS ON THE FUND
One sector that we believed had value was
federal agency securities, particularly those
scheduled to mature in 13 months that could be
retired early (or called) by their respective
issuers in three months. These callable
securities featured attractive yields to
compensate investors for this early maturity
option. Although many federal agency securities
were called as interest rates slid progressively
lower, they benefited the COMMAND Money Fund by
providing incremental yield during the time they
were held in the portfolio.
                                          1

COMMAND Funds

Annual Report  June 30, 2003

INVESTING AMID HISTORICALLY LOW INTEREST RATES
As for managing interest-rate risk, we employed what we believed to be a conservative strategy by investing in a combination of shorter- and longer-term money market securities. Shorter-term securities provided the COMMAND Money Fund with a measure of flexibility as their proceeds could be readily invested during brief intervals when yields temporarily edged higher.
Furthermore, we could lock in yields on one-year securities. Later in the reporting period, the trend toward sharply lower yields resumed as sluggish economic conditions in the United
States apparently continued.

                              (800) 225-1852

INVESTMENT ADVISER'S REPORT
COMMAND GOVERNMENT FUND
The 12-month period that began July 1, 2002 was one in which the cost of borrowing money in the United States fell to very low levels. This occurred as the Federal Reserve (the Fed) eased monetary policy in November 2002 and June 2003, reducing its target for the overnight bank lending rate to 1.00%. The rate cuts were intended to promote growth in the United States at a time when corporate governance scandals, a volatile stock market, the United States' involvement in a war in Iraq, high oil prices, and other geopolitical concerns encouraged a lingering sense of economic uncertainty.

As the general level of interest rates fell, the average seven-day compound yield for taxable money market funds reached very low levels late in the reporting period. We tried to maximize the COMMAND Government Fund's interest income by investing in certain federal agency securities that provided relatively attractive yields because they could be "called" or retired ahead of schedule. We believe our strategy helped the COMMAND
Government Fund maintain its net asset value
(NAV) at $1.00 per share and provide a
competitive yield versus the average comparable fund as measured by iMoneyNet, Inc.

Overall, our investment strategy positioned the
COMMAND Government Fund's weighted average
maturity (WAM) longer than the average
comparable fund as tracked by iMoneyNet, Inc.
(WAM, expressed in days, takes into account the
maturity and quantity of each security held in
a portfolio. It indicates a portfolio's sensitivity
to changes in the level of interest rates.) Maintaining
a WAM that is longer than average typically helps
a portfolio's yield remain higher for a longer period
of time as money market yields decline.
                                                   3

COMMAND Funds

Annual Report  June 30, 2003

INVESTMENT ADVISER'S REPORT
COMMAND TAX-FREE FUND
The investment environment was challenging during the COMMAND Tax-Free Fund's fiscal year that began July 1, 2002. Short-term interest rates fell to very low levels in the United
States, complicating the search for high-quality debt securities that provided attractive yields. Nevertheless, the COMMAND
Tax-Free Fund maintained its net asset value
(NAV) at $1.00 per share and provided a
competitive yield versus the average comparable fund as measured by iMoneyNet, Inc. We believe the COMMAND Tax-Free Fund benefited from our strategy that at times favored longer-term municipal money market securities during brief intervals when yields temporarily edged higher, and shorter-term securities as yields declined.

The trend toward lower yields reflected
anticipation that the Federal Reserve (the Fed) would ease monetary policy in November 2002 and June 2003 in an effort to stimulate growth at a time when corporate governance scandals, a volatile stock market, and geopolitical concerns encouraged a lingering sense of economic uncertainty. Tax revenues have fallen in the lackluster economy, leaving certain states and cities to face large budget deficits.

BENEFITING FROM A BRIEF INCREASE IN YIELDS
There were times when economic conditions appeared to be improving. For example, in late
2002, a spate of stronger-than-expected
economic data led to speculation that the Fed might not need to cut rates further.
Consequently, municipal money market yields began to climb. Our strategy was to take advantage of any brief upturn in yields by investing in longer-term money market securities. This strategy helped the COMMAND
Tax-Free Fund ride out this year's "January effect," a seasonal decline in yields that typically occurs as increased demand for municipal money market securities temporarily outstrips the supply.

                          (800) 225-1852


IMPACT OF SECTOR SELECTIONS ON THE FUND
For the rest of our fiscal year, we generally avoided one-year securities as the level of yields moved progressively lower. Instead, we favored at times tax-exempt commercial paper and variable-rate demand obligations. These two sectors, in our opinion, provided relatively attractive yields compared to the one-year maturity sector.

Municipalities generally issue tax-exempt commercial paper to borrow money from 1 day to 270 days. Interest rates are established for various maturity dates, allowing investors to select maturities that suit their specific strategies. Because of this "customized" feature, tax-exempt investors generally receive higher yields versus alternative investments.

As for variable-rate demand obligations, we generally favored those with rates that reset either weekly or monthly. In our opinion, these securities provided attractive yields and flexibility in the low-interest-rate environment. If yields rise, we will be able to demand repayment of these securities before their stated maturity dates and reinvest the proceeds in securities that provide higher returns.

COMMAND Funds Management Team
                                           5

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
Certificates of Deposit--Canadian  3.6%
              Toronto Dominion Bank,
$  250,000    1.20%, 10/6/03                                       $   250,000,000
    50,000    1.20%, 10/7/03                                            50,000,000
    75,000    1.10%, 11/6/03                                            75,000,000
    50,000    1.25%, 3/17/04                                            50,000,000
                                                                   ---------------
                                                                       425,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit--Yankee  25.8%
              Abbey National Treasury Services PLC,
   250,000    1.60%, 11/25/03                                          250,000,000
              Bayerische Landesbank-Girozentrale,
   250,000    1.28%, 12/1/03                                           250,000,000
              BNP Paribas,
   196,303    1.38%, 7/1/03                                            196,303,000
              Credit Agricole Indosuez,
   200,000    1.15%, 8/11/03                                           200,000,000
              Credit Suisse First Boston,
   400,000    1.27%, 7/7/03                                            400,000,000
              Danske Bank,
   200,000    1.05%, 7/30/03                                           200,000,000
   150,000    1.32%, 10/23/03                                          150,000,000
              Depfa Bank PLC,
    53,000    1.23%, 9/8/03                                             53,000,000
              Deutsche Bank AG,
    40,000    1.18%, 11/10/03                                           40,011,515
              Dresdner Bank AG,
   274,000    1.30%, 7/3/03(a)                                         274,000,000
              HBOS Treasury Services PLC,
   148,000    1.11%, 9/12/03                                           148,056,773
              KBC Bank NV,
    45,000    1.21%, 7/3/03                                             45,000,000
              Landesbank Hessen-Thuringren,
   130,000    1.10%, 12/8/03                                           130,000,000
              Royal Bank Scotland PLC,
   260,000    1.20%, 7/3/03                                            260,000,000
    48,000    1.35%, 4/19/04                                            48,000,000

    6                                      See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
              Societe Generale,
$  150,000    1.33%, 3/31/04                                       $   150,000,000
    75,000    1.16%, 4/12/04                                            74,997,059
              UBS AG,
    75,000    1.25%, 3/17/04                                            74,997,326
              Wells Fargo Bank NA,
    93,000    1.23%, 7/7/03                                             93,007,105
                                                                   ---------------
                                                                     3,037,372,778
-------------------------------------------------------------------------------------
Commercial Paper  43.3%
              Asset Securitization Corp.,
    75,000    1.22%, 7/25/03                                            74,939,000
   100,000    1.18%, 8/4/03                                             99,888,556
              Aventis,
    20,000    0.92%, 8/25/03                                            19,971,889
              Barton Capital Corp.,
    50,000    1.10%, 7/21/03                                            49,969,444
              BASF AG,
    73,000    1.03%, 7/30/03                                            72,939,430
              Caisse Nationale Des Caisses D'Espar,
   200,000    1.03%, 9/12/03                                           199,582,278
              CDC Commercial Paper Corp.,
   100,000    1.05%, 7/15/03                                            99,959,167
    60,000    0.93%, 7/25/03                                            59,962,800
              Delaware Funding Corp.,
   100,000    1.00%, 7/22/03                                            99,941,667
              Den Norske Bank ASA,
    50,000    1.21%, 9/5/03                                             49,889,542
   193,000    1.22%, 12/12/03                                          191,927,349
              Dexia Delaware LLC,
   174,751    0.93%, 7/21/03                                           174,660,712
              Edison Asset Securitization LLC,
   126,570    1.20%, 7/11/03                                           126,527,810
   131,000    1.22%, 9/8/03                                            130,693,678

    See Notes to Financial Statements                                      7

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
              Falcon Asset Securitization Corp.,
$   48,948    1.07%, 7/15/03                                       $    48,927,632
   229,000    1.08%, 7/17/03                                           228,890,080
    10,000    0.96%, 7/29/03                                             9,992,534
              Fcar Owner Trust I,
   100,000    1.23%, 7/23/03                                            99,924,834
    79,000    1.22%, 9/19/03                                            78,785,822
              Forrestal Funding Master Trust,
   100,208    1.08%, 7/31/03                                           100,118,230
              Goldman Sachs Group, Inc.,
    11,000    1.28%, 8/29/03                                            10,976,924
              Hamburgische Landesbank Girozentrale,
    21,892    1.32%, 10/17/03                                           21,805,308
    17,484    1.26%, 12/22/03                                           17,377,522
              HBOS Treasury Services PLC,
    67,900    1.04%, 7/24/03                                            67,854,884
    61,226    1.08%, 9/9/03                                             61,097,426
              HSBC Bank USA, Inc.,
   110,031    1.14%, 8/13/03                                           109,881,174
              Independence Funding LLC,
    60,000    1.06%, 8/11/03                                            59,927,567
              ING America Insurance Holdings,
   100,000    1.22%, 7/7/03                                             99,979,667
              Intrepid Funding Master Trust,
    55,000    0.95%, 7/22/03                                            54,969,521
              J.P. Morgan Chase & Co.,
   120,000    1.28%, 7/21/03                                           119,914,667
   220,000    1.28%, 7/22/03                                           219,835,733
              Market Street Funding Corp.,
    36,330    1.09%, 7/18/03                                            36,311,300
              Morgan Stanley,
   200,000    1.00%, 7/3/03                                            199,988,889
    20,000    1.04%, 7/18/03                                            19,990,178
              Nationwide Building Society,
    45,000    1.15%, 9/8/03                                             44,900,813
              New Center Asset Trust,
    50,000    1.14%, 10/7/03                                            49,844,833

    8                                      See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
              Nordea North America, Inc.,
$   75,000    1.02%, 7/21/03                                       $    74,957,500
              PB Finance Delaware, Inc.,
    41,000    1.24%, 7/21/03                                            40,971,755
   100,000    1.25%, 7/30/03                                            99,899,306
              Prudential PLC,
    49,220    1.26%, 7/14/03                                            49,197,605
              San Paolo U.S. Finance Co.,
    75,000    1.24%, 7/10/03                                            74,976,750
    98,000    1.05%, 7/14/03                                            97,962,841
    96,130    1.04%, 7/15/03                                            96,091,121
              Santander Finance, Inc.,
   100,000    1.24%, 7/11/03                                            99,965,556
    80,000    1.03%, 9/9/03                                             79,839,778
    50,000    1.03%, 9/12/03                                            49,895,569
              Schlumberger Technology Corp.,
    65,000    1.20%, 9/2/03                                             64,863,500
              Sheffield Receivables Corp.,
   213,522    1.08%, 7/15/03                                           213,432,321
              Sony Global Treasury Services,
    48,665    1.16%, 8/19/03                                            48,588,163
    24,249    1.23%, 8/21/03                                            24,206,746
              Spintab/Swedmortgage AB,
    25,000    1.06%, 8/13/03                                            24,968,347
   100,000    1.06%, 8/18/03                                            99,858,667
              Stadshypotek Delaware, Inc.,
   100,000    1.24%, 7/21/03                                            99,931,111
    53,100    1.22%, 7/25/03                                            53,056,812
              Swedbank,
    56,000    1.19%, 8/4/03                                             55,937,062
    68,000    1.20%, 9/2/03                                             67,857,200
              Swiss Re Financial Products Corp.,
    51,413    1.26%, 7/22/03                                            51,375,211
              Toyota Motor Credit Corp.
    55,000    0.91%, 8/8/03                                             54,947,169
              Tulip Funding Corp.,
    90,000    1.18%, 7/18/03                                            89,949,850

    See Notes to Financial Statements                                      9

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
              Variable Funding Capital Corp.,
$   46,000    1.02%, 7/15/03                                       $    45,981,753
              Volkswagen of America, Inc.,
    92,437    1.00%, 7/7/03                                             92,421,594
    50,000    0.93%, 7/25/03                                            49,969,000
                                                                   ---------------
                                                                     5,113,251,147
-------------------------------------------------------------------------------------
Other Corporate Obligations  20.9%
              American Express Credit Corp., MTN,
    90,000    1.35%, 7/7/03(a)                                          90,000,000
    26,000    1.32%, 7/10/03(a)                                         26,002,179
              Bank America Corp.,
    27,980    5.75%, 3/1/04                                             28,809,436
              Chase Manhattan Corp., MTN,
    86,000    1.27%, 9/15/03(a)                                         86,022,297
              GE Capital Assurance Co.,
   100,000    1.14%, 7/22/03(a)(b)
               (cost $100,000,000; purchased 7/22/02 )                 100,000,000
              General Electric Capital Corp., MTN,
   200,000    1.32%, 7/9/03(a)                                         200,000,000
   200,000    1.17%, 7/17/03(a)                                        200,000,000
              Goldman Sachs Group, MTN,
   593,000    1.27%, 9/15/03(a)                                        593,000,000
              J.P. Morgan Chase & Co., MTN,
    78,000    1.38%, 8/26/03(a)                                         78,024,403
              Merrill Lynch & Co., Inc., MTN,
   354,000    1.31%, 7/11/03(a)                                        354,000,000
              Metropolitan Life Insurance Co.,
   107,000    1.39%, 7/3/03(a)(b)
               (cost $107,000,000; purchased 10/03/02)                 107,000,000
    58,000    1.37%, 8/7/03(a)(b)
               (cost $58,000,000; purchased 2/07/03)                    58,000,000
    60,000    1.13%, 9/24/03(a)(b)
               (cost $60,000,000; purchased 10/24/02)                   60,000,000
              Morgan Stanley, MTN,
   297,000    1.28%, 7/15/03(a)                                        297,000,000

    10                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
              Nyala Funding LLC,
$   35,000    1.28%, 8/18/03                                       $    34,940,267
              Pacific Life Insurance Co.,
    38,000    1.32%, 9/11/03(a)(b)
               (cost $38,000,000; purchased 9/9/02)                     38,000,000
              Travelers Insurance Co.,
    51,000    1.36%, 7/8/03(a)(b)
               (cost $51,000,000; purchased 7/08/02)                    51,000,000
    25,000    1.38%, 8/25/03(a)(b)
               (cost $25,000,000; purchased 2/25/03)                    25,000,000
              United of Omaha Life Insurance Co.,
    40,000    1.45%, 9/5/03(a)(b)
               (cost $40,000,000; purchased 12/5/02)                    40,000,000
                                                                   ---------------
                                                                     2,466,798,582
-------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations  6.0%
              Federal Home Loan Bank,
   229,500    4.88%, 4/16/04                                           235,980,089
   200,000    1.40%, 6/2/04                                            200,000,000
   225,000    1.23%, 7/6/04                                            225,000,000
              Federal National Mortgage Association,
    50,000    3.63%, 4/15/04                                            50,927,844
                                                                   ---------------
                                                                       711,907,933
                                                                   ---------------
              Total Investments  99.6%
               (amortized cost $11,754,330,440(c))                  11,754,330,440
              Other assets in excess of liabilities  0.4%               49,273,179
                                                                   ---------------
              Net Assets  100%                                     $11,803,603,619
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     11

      COMMAND Funds         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.
The following abbreviations are used in the portfolio descriptions:
MTN--Medium Term Note.

(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.

(b) Indicates illiquid securities. The aggregate cost of such securities was $479,000,000. The aggregate value of $479,000,000 is approximately 4.06% of net assets.

(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of June 30, 2003 was as follows:
Commercial Banks.......................................................   45.1%
Asset Backed Securities................................................   12.9
Security Brokers & Dealers.............................................   12.5
Federal Credit Agencies................................................    6.0
Short-Term Business Credit.............................................    4.7
Life Insurance.........................................................    4.5
Bank Holding Companies--Domestic.......................................    3.8
Finance Services.......................................................    3.8
Mortgage Bankers.......................................................    2.0
Motor Vehicle Parts....................................................    1.7
Fire & Marine Casualty Insurance.......................................    1.3
Chemicals & Allied Products............................................    0.6
Oil & Gas..............................................................    0.5
Pharmaceuticals........................................................    0.2
                                                                         -----
                                                                          99.6
Other assets in excess of liabilities..................................    0.4
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    12                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
 value                                                           $11,754,330,440
Receivable for Fund shares sold                                      276,760,776
Interest receivable                                                   14,281,215
Prepaid expenses                                                          88,924
                                                                -----------------
      Total assets                                                12,045,461,355
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                  234,476,628
Management fee payable                                                 3,585,441
Accrued expenses and other liabilities                                 1,425,705
Distribution fee payable                                               1,243,822
Dividends payable                                                      1,125,054
Payable to custodian                                                       1,086
                                                                -----------------
      Total liabilities                                              241,857,736
                                                                -----------------
NET ASSETS                                                       $11,803,603,619
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   118,036,036
   Paid-in capital in excess of par                               11,685,567,583
                                                                -----------------
Net assets, June 30, 2003                                        $11,803,603,619
                                                                -----------------
                                                                -----------------
Class A:
   Net asset value, offering price and redemption price per
      share ($11,803,603,619 /11,803,603,619 shares of
      beneficial interest ($.01 par value) issued and
      outstanding)                                                         $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     13

      COMMAND Funds         COMMAND Money Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                   $ 225,491,598
                                                                -----------------
Expenses
   Management fee                                                    50,837,881
   Distribution fee                                                  17,709,957
   Transfer agent's fees and expenses                                 4,537,000
   Registration fees                                                  1,100,000
   Reports to shareholders                                              692,000
   Custodian's fees and expenses                                        650,000
   Trustees' fees                                                        91,000
   Legal fees and expenses                                               65,000
   Audit fee                                                             38,000
   Miscellaneous                                                        246,830
                                                                -----------------
      Total expenses                                                 75,967,668
                                                                -----------------
Net investment income                                               149,523,930
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             99,798
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 149,623,728
                                                                -----------------
                                                                -----------------

    14                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Statement of Changes in Net Assets

                                                     Year Ended June 30,
                                             ------------------------------------
                                                   2003                2002
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    149,523,930    $    359,445,064
   Net realized gain on investment
      transactions                                     99,798             167,400
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             149,623,728         359,612,464
                                             ----------------    ----------------
Dividends and distributions to
   shareholders
   (Note 1)                                      (149,623,728)       (359,612,464)
                                             ----------------    ----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         51,648,569,116      55,239,051,509
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               143,017,554         359,606,092
   Cost of shares reacquired                  (54,770,474,062)    (57,223,752,894)
                                             ----------------    ----------------
   Net decrease in net assets from Fund
      share transactions                       (2,978,887,392)     (1,625,095,293)
                                             ----------------    ----------------
Total decrease                                 (2,978,887,392)     (1,625,095,293)
NET ASSETS
Beginning of year                              14,782,491,011      16,407,586,304
                                             ----------------    ----------------
End of year                                  $ 11,803,603,619    $ 14,782,491,011
                                             ----------------    ----------------
                                             ----------------    ----------------

    See Notes to Financial Statements                                     15

      COMMAND Funds         COMMAND Money Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $      1.000
Net investment income and net realized gains                               0.010
Dividends and distributions to shareholders                               (0.010)
                                                                  ----------------
Net asset value, end of year                                        $      1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                            1.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 11,803,604
Average net assets (000)                                            $ 14,167,966
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                 .54%
   Expenses, excluding distribution and service (12b-1) fees                 .41%
  Net investment income                                                     1.06%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    16                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Money Fund
             Financial Highlights Cont'd.

                       Year Ended June 30,
-----------------------------------------------------------------
   2002            2001            2000            1999
-----------------------------------------------------------------
$     1.000     $     1.000     $     1.000     $     1.000
      0.022           0.055           0.053           0.048
     (0.022)         (0.055)         (0.053)         (0.048)
-----------     -----------     -----------     -----------
$     1.000     $     1.000     $     1.000     $     1.000
-----------     -----------     -----------     -----------
-----------     -----------     -----------     -----------
       2.23%           5.72%           5.42%           4.85%
$14,782,491     $16,407,586     $13,489,038     $12,246,946
$16,400,541     $15,543,950     $13,178,334     $11,965,069
        .53%            .53%            .53%            .54%
        .41%            .41%            .41%            .41%
       2.19%           5.50%           5.32%           4.73%

    See Notes to Financial Statements                                     17

      COMMAND Funds         COMMAND Money Fund
             Report of Independent Auditors

To the Shareholders and Trustees of
COMMAND Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Money Fund (the 'Fund') at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 18, 2003

      COMMAND Funds         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2003

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES  84.0%
Federal Farm Credit Bank  10.7%
$  100,000    1.165%, 7/7/03(a)                                    $    99,963,312
     2,020    3.125%, 10/1/03                                            2,029,370
     2,000    5.00%, 10/2/03                                             2,018,750
       175    6.25%, 11/19/03                                              178,325
       208    5.15%, 12/2/03                                               211,367
     4,000    5.07%, 12/15/03                                            4,073,238
                                                                   ---------------
                                                                       108,474,362
-------------------------------------------------------------------------------------
Federal Home Loan Bank  31.2%
     9,650    4.50%, 7/7/03                                              9,655,203
    57,000    1.14%, 7/14/03(a)                                         56,973,735
    50,000    0.931%, 7/25/03(a)                                        49,983,121
     4,000    4.125%, 8/15/03                                            4,014,898
    20,615    0.959%, 9/15/03(a)                                        20,614,502
     1,395    5.125%, 9/15/03                                            1,406,734
       450    2.50%, 11/14/03                                              452,043
       250    3.125%, 11/14/03                                             251,709
     2,915    6.375%, 11/14/03                                           2,970,722
     5,000    6.375%, 11/15/03                                           5,094,390
     1,285    5.375%, 1/5/04                                             1,311,804
    33,000    1.425%, 3/8/04                                            33,000,000
    10,000    4.875%, 4/16/04                                           10,284,127
     1,000    3.63%, 4/26/04                                             1,018,137
    10,000    1.40%, 5/12/04                                            10,000,000
    25,000    1.30%, 6/1/04                                             25,000,000
    22,000    1.40%, 6/2/04                                             22,000,000
    15,000    1.30%, 6/7/04                                             15,000,000
    15,000    1.25%, 6/21/04                                            15,000,000
    10,000    1.30%, 6/28/04                                            10,000,000
    23,000    1.25%, 7/2/04                                             23,000,000
                                                                   ---------------
                                                                       317,031,125

    See Notes to Financial Statements                                     19

      COMMAND Funds         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  3.5%
$   30,000    1.00%, 8/26/03                                       $    29,953,333
     1,000    5.99%, 12/1/03                                             1,019,683
     4,271    5.00%, 5/15/04                                             4,410,661
                                                                   ---------------
                                                                        35,383,677
-------------------------------------------------------------------------------------
Federal National Mortgage Association  37.0%
    90,000    1.10%, 7/1/03(a)                                          90,000,000
    10,000    1.12%, 7/1/03                                             10,000,000
    25,000    1.18%, 7/1/03                                             25,000,000
    15,000    0.99%, 7/22/03(a)                                         14,999,688
     1,500    1.169%, 7/22/03(a)                                         1,499,564
    31,000    1.00%, 7/28/03(a)                                         30,988,593
    53,800    1.13%, 8/1/03(a)                                          53,796,993
    40,000    1.19%, 8/1/03                                             39,959,011
    15,000    1.21%, 8/1/03                                             14,984,371
     1,000    5.91%, 8/25/03                                             1,006,911
    14,000    1.15%, 9/2/03                                             13,971,825
     7,000    1.003%, 9/10/03(a)                                         6,997,684
    30,000    0.92%, 10/1/03                                            29,929,467
    10,000    0.94%, 10/1/03                                             9,975,978
    24,330    1.11%, 10/1/03                                            24,260,784
     5,085    4.75%, 11/14/03                                            5,151,160
     4,135    3.125%, 11/15/03                                           4,152,755
                                                                   ---------------
                                                                       376,674,784
-------------------------------------------------------------------------------------
Student Loan Marketing Association  1.6%
     4,500    1.345%, 7/1/03(a)                                          4,515,006
    12,000    2.25%, 7/2/03                                             11,999,994
                                                                   ---------------
                                                                        16,515,000

    20                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
----------------------------------------------------------------------------------------
Repurchase Agreements(b)  25.1%
$   33,024    Bank of America, 1.07%, dated 6/26/03, due 7/3/03
               in the amount of $33,030,871 (cost $33,024,000;
               the value of the collateral including accrued
               interest was $33,684,481)                           $    33,024,000
    55,192    Goldman Sachs, 1.14%, dated 6/27/03, due 7/1/03 in
               the amount of $55,198,991 (cost $55,192,000; the
               value of the collateral including accrued
               interest was $56,295,841)                                55,192,000
   104,000    Morgan Stanley, 0.94%, dated 6/25/03, due 7/2/03
               in the amount of $104,019,009 (cost $104,000,000;
               the value of the collateral including accrued
               interest was $106,080,001)                              104,000,000
    63,730    Joint Repurchase Agreement Account, 1.25%, 7/1/03
               (Note 4)                                                 63,730,000
                                                                   ---------------
                                                                       255,946,000
                                                                   ---------------
              Total Investments  109.1%
               (amortized cost $1,110,024,948(c))                    1,110,024,948
              Liabilities in excess of other assets  (9.1%)            (92,715,531)
                                                                   ---------------
              Net Assets  100%                                     $ 1,017,309,417
                                                                   ---------------
                                                                   ---------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.

(b) Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

    See Notes to Financial Statements                                     21

      COMMAND Funds         COMMAND Government Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments excluding repurchase agreements, at amortized
   cost which approximates market value                          $   854,078,948
Repurchase agreements, at amortized cost which approximates
   market value                                                      255,946,000
Cash                                                                         718
Receivable for Fund shares sold                                       22,495,871
Interest receivable                                                    1,854,765
Prepaid expenses                                                           7,359
                                                                -----------------
      Total assets                                                 1,134,383,661
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     94,119,562
Payable for Fund shares repurchased                                   22,361,896
Management fee payable                                                   341,389
Distribution fee payable                                                 106,684
Dividends payable                                                         73,512
Accrued expenses and other liabilities                                    71,201
                                                                -----------------
      Total liabilities                                              117,074,244
                                                                -----------------
NET ASSETS                                                       $ 1,017,309,417
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $    10,173,094
   Paid-in capital in excess of par                                1,007,136,323
                                                                -----------------
Net assets, June 30, 2003                                        $ 1,017,309,417
                                                                -----------------
                                                                -----------------
Class A:
   Net asset value, offering price and redemption price per
      share ($1,017,309,417 / 1,017,309,417 shares of
      beneficial interest
      ($.01 par value) issued and outstanding)                             $1.00
                                                                -----------------
                                                                -----------------

    22                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Government Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $15,961,306
                                                                -----------------
Expenses
   Management fee                                                    3,984,684
   Distribution fee                                                  1,245,214
   Registration fees                                                   337,000
   Transfer agent's fees and expenses                                  112,000
   Custodian's fees and expenses                                       103,000
   Audit fee                                                            29,000
   Legal fees and expenses                                              29,000
   Reports to shareholders                                              17,000
   Trustees' fees                                                       13,000
   Miscellaneous                                                         6,596
                                                                -----------------
      Total expenses                                                 5,876,494
                                                                -----------------
Net investment income                                               10,084,812
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            12,133
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $10,096,945
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     23

      COMMAND Funds         COMMAND Government Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2003               2002
----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                        $    10,084,812    $    17,983,208
   Net realized gain on investment
      transactions                                       12,133            514,618
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     10,096,945         18,497,826
                                                ---------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (10,096,945)       (18,497,826)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            4,975,047,494      3,813,414,912
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   9,929,182         18,503,678
   Cost of shares reacquired                     (4,876,025,207)    (3,705,800,462)
                                                ---------------    ---------------
   Net increase in net assets from Fund share
      transactions                                  108,951,469        126,118,128
                                                ---------------    ---------------
Total increase                                      108,951,469        126,118,128
NET ASSETS
Beginning of year                                   908,357,948        782,239,820
                                                ---------------    ---------------
End of year                                     $ 1,017,309,417    $   908,357,948
                                                ---------------    ---------------
                                                ---------------    ---------------

    24                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        JUNE 30, 2003
            COMMAND GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

      COMMAND Funds         COMMAND Government Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    1.000
Net investment income and net realized gains                              0.010
Dividends and distributions to shareholders                              (0.010)
                                                                  ----------------
Net asset value, end of year                                         $    1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            1.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $1,017,309
Average net assets (000)                                             $  996,171
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .59%
   Expenses, excluding distribution and service (12b-1) fees                .46%
   Net investment income                                                   1.01%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    26                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Government Fund
             Financial Highlights Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2002           2001           2000           1999
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.020          0.054          0.051          0.046
   (0.020)        (0.054)        (0.051)        (0.046)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     2.11%          5.52%          5.23%          4.74%
 $908,358       $782,240       $687,364       $714,390
 $916,475       $756,716       $714,655       $739,779
      .56%           .57%           .58%           .56%
      .43%           .45%           .45%           .44%
     1.96%          5.30%          5.12%          4.63%

    See Notes to Financial Statements                                     27

      COMMAND Funds         COMMAND Government Fund
             Report of Independent Auditors

To the Shareholders and Trustees of
COMMAND Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Government Fund (the 'Fund') at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 18, 2003

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
ALASKA  0.9%
                                Valdez Marine Terminal Phillips,
                                 A.N.N.M.T.,
VMIG2           $   5,000       2.00%, 7/1/03, Ser. 1994A              $    5,012,347
VMIG2               6,250       2.00%, 7/1/03, Ser. 1994B                   6,265,439
VMIG2               4,500       2.00%, 7/1/03, Ser. 1994C                   4,511,113
                                                                       --------------
                                                                           15,788,899
-------------------------------------------------------------------------------------
ARIZONA  3.3%
                                Pima Cnty. Ind. Dev. Auth. Sngl.
                                 Fam. Mtge. Rev., Draw Down Bds.,
                                 A.M.T.,
NR                 44,985       1.01%, 7/25/03, Ser. 2002                  44,985,000
                                Roaring Fork Mun. Prods. LLC, Tucson
                                 & Pima Co., A.M.T., F.R.W.D.,
A-1+(e)             4,575       1.23%, 7/3/03, Ser. 02-9                    4,575,000
                                Tempe Ind. Dev. Auth. Sr. Rev.,
                                 Friendship Village Proj., F.R.W.D.,
NR                 10,000       1.00%, 7/3/03, Ser. 2002C                  10,000,000
                                                                       --------------
                                                                           59,560,000
-------------------------------------------------------------------------------------
ARKANSAS  0.9%
                                Roaring Fork Mun. Prods. LLC, Hsg.
                                 Fin. Corp. Mtge., F.R.W.D.,
VMIG1              15,990       1.16%, 7/3/03, Ser. 02-15                  15,990,000
-------------------------------------------------------------------------------------
CALIFORNIA  1.4%
                                California Statewide Cmntys. Dev.
                                 Auth. Rev. Kaiser Permanente,
VMIG2               6,500       1.70%, 7/1/03, Ser. 2001B                   6,500,000
VMIG2              10,000       1.38%, 1/2/04, Ser. 2001A                  10,000,000
                                El Monte Cert. Partn, Cmnty. Impvt
                                 Proj., F.R.W.D.,
A-1+(e)             4,000       1.00%, 7/3/03, Ser. 2003A                   4,000,000
                                Long Beach Hbr. Rev., A.M.T.,
VMIG1               4,000       4.00%, 5/14/04, Ser. 2002A                  4,096,460
                                                                       --------------
                                                                           24,596,460
-------------------------------------------------------------------------------------
COLORADO  1.9%
                                Adams Cnty. Hosp. Rev.,
                                 Adj-Impt-Platte Valley Med. Ctr. B,
                                 F.R.W.D.,
A-1(e)              9,310       1.08%, 7/2/03, Ser. 2000B                   9,310,000

    See Notes to Financial Statements                                     29

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Colorado Hsg. & Fin. Auth., Sngl.
                                 Fam., R.A.N.,
MIG1            $  20,000       1.55%, 11/3/03, Ser. C6                $   20,000,000
                                Denver Cnty. Hsg., Circle Vlge.
                                 Proj., F.R.W.D.,
A-1(e)              2,365       1.05%, 7/2/03, Ser. 2000                    2,365,000
                                Dove Valley Metro. Dist. Arapahoe
                                 Cnty., G.O.,
A-1(e)              2,545       1.90%, 11/1/03, Ser. 2002                   2,545,000
                                                                       --------------
                                                                           34,220,000
-------------------------------------------------------------------------------------
DELAWARE  0.3%
                                Delaware St. Econ. Dev. Auth. Rev.,
                                 Delmarva Pwr. & Lt. Co. Proj.,
                                 A.M.T., F.R.D.D.,
VMIG1               4,700       1.09%, 7/1/03, Ser 87A                      4,700,000
-------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA  3.3%
                                District of Columbia Hsg. Fin. Agcy.
                                 Rev., Sngl. Fam. Mtge., A.M.T.,
A-1+(e)            58,430       1.02%, 7/25/03, Ser. 2002                  58,430,000
-------------------------------------------------------------------------------------
FLORIDA  8.2%
                                Brevard Cnty. Hlth. Facs. Auth.,
                                 Wuesthoff Mem. Hosp. Proj.,
                                 F.R.W.D.,
A-1(e)             29,000       1.00%, 7/3/03, Ser. 2001                   29,000,000
                                Dade Cnty. Spec. Oblig.,
Aaa                 3,000       Zero Coupon, 10/1/03, Ser. 1996B            2,991,037
                                Florida St. Brd. of Ed., Pub. Ed.
                                 Cap. Outlay, F.R.D.D.,
A-1+(e)             3,300       1.03%, 7/1/03, Ser. SGA 102                 3,300,000
                                Florida St. Mun. Secs. Trust Cert.,
                                 F.R.D.D.,
A-1(e)              8,600       1.03%, 7/1/03, Ser. 131                     8,600,000
                                Orange Cnty. Hlth. Facs. Auth. Rev.,
                                 Adventist Hlth. Sys. Sunbelt,
                                 F.R.W.D., F.S.A.,
A-1(e)             46,350       1.13%, 7/3/03, Ser. 98171                  46,350,000
                                Sarasota Cnty. Hosp. Dist.
VMIG1               5,850       1.00%, 8/15/03, Ser. B                      5,850,000

    30                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Sunshine St. Govt. Fin. Rev. Notes
                                 A.M.B.A.C.,
P-1             $  28,888       1.10%, 7/17/03, Ser. D                 $   28,888,000
P-1                21,155       1.10%, 8/12/03, Ser. G                     21,155,000
                                                                       --------------
                                                                          146,134,037
-------------------------------------------------------------------------------------
GEORGIA  4.4%
                                Crisp Cnty., Solid Waste Mgmt. Auth.
                                 Rev., A.M.T., F.S.A., F.R.W.D.,
VMIG1               4,735       1.47%, 7/3/03, Ser. 98                      4,735,000
                                Dalton, T.A.N.,
NR                  7,000       1.25%, 12/31/03                             7,008,713
                                Dalton Util. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1               5,000       1.08%, 7/2/03, Ser. 2003A2                  5,000,000
                                De Kalb Cnty. Hosp. Auth. Rev.,
                                 Dekalb Med. Ctr. Inc. Proj. B.,
                                 F.R.W.D.,
VMIG1              12,300       1.00%, 7/3/03, Ser. 1999B                  12,300,000
                                Georgia Mun. Gas Auth. Rev., Gas
                                 Portfolio Proj., F.R.W.D.,
A-1(e)             28,330       1.05%, 7/2/03, Ser. A                      28,330,000
                                Richmond Cnty. Hosp. Auth., Univ.
                                 Hlth. Svcs., F.R.W.D.,
VMIG1              13,000       1.00%, 7/2/03, Ser. 2003                   13,000,000
                                Rockdale Cnty., T.A.N.
NR                  8,500       1.50%, 12/31/03, Ser. 2003                  8,514,751
                                                                       --------------
                                                                           78,888,464
-------------------------------------------------------------------------------------
HAWAII  0.4%
                                Hawaii St.
                                 G.O., F.S.A., F.R.W.D.,
VMIG1               3,795       1.18%, 7/3/03, Ser. ZTC 43                  3,795,000
VMIG1               3,750       1.18%, 7/3/03, Ser. ZTC 44                  3,750,000
                                                                       --------------
                                                                            7,545,000
-------------------------------------------------------------------------------------
ILLINOIS  8.4%
                                Channahon Il Rev., Morris Hosp.,
                                 F.R.W.D.,
A-1(e)              5,670       1.08%, 7/3/03, Ser. 2003B                   5,670,000
                                Chicago Park Dist., F.R.W.D.,
VMIG1              10,195       1.18%, 7/3/03, Ser. ZTC 23                 10,195,000

    See Notes to Financial Statements                                     31

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Chicago Hsg. Auth. Cap. Prog. Rev.,
                                 F.R.W.D.,
A-1(e)          $   5,235       1.23%, 7/3/03, Ser. 2001-576           $    5,235,000
                                Chicago Park Dist., F.R.W.D.,
VMIG1               3,360       1.18%, 7/3/03, Ser. ZTC 46                  3,360,000
                                Chicago Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              14,385       1.08%, 7/2/03, Ser. 00TT                   14,385,000
                                Chicago,, Stockyards Ind Proj.,
                                 F.R.W.D.,
A1+(e)             10,870       1.07%, 7/2/03, Ser. 96A                    10,870,000
                                Elmhurst Rev., Cmnty. Healthcare,
                                 F.R.W.D.,
VMIG1              13,895       0.95%, 7/3/03, Ser. 1988                   13,895,000
                                Illinois Dev. Fin. Auth. Rev., Amer.
                                 Coll. of Surgeons, F.R.W.D.,
A-1+(e)            15,200       1.15%, 7/7/03, Ser. 96                     15,200,000
                                Illinois Hlth. Facs. Auth. Rev.,
                                 Little Co. of Mary Hosp., F.R.W.D.,
A-1(e)              5,000       1.08%, 7/3/03, Ser. 2001                    5,000,000
                                Illinois Hsg. Dev. Auth. Rev.,
                                 Homeowner Mtge.,
MIG1                5,095       1.13%, 4/29/04, Ser. 2003A-1                5,095,000
                                Illinois St. Sales Tax Rev.
                                 F.R.W.D.,
VMIG1               9,650       1.18%, 7/3/03, Ser. ZTC 32                  9,650,000
VMIG1               4,950       1.18%, 7/3/03, Ser. ZTC 45                  4,950,000
                                Morton Ind. Dev. Rev., Morton
                                 Welding Co., Inc. Proj., A.M.T.,
                                 F.R.W.D.,
NR                  4,000       1.14%, 7/3/03, Ser. 2002                    4,000,000
                                Peoria Cnty. Swge. Fac. Rev.,
                                 Caterpillar, Inc. Proj., A.M.T.,
                                 F.R.W.D.,
P-1                 4,300       1.23%, 7/3/03, Ser. 2000                    4,300,000
                                Wheeling Multi-Fam. Hsg. Rev.,
                                 Woodland Creek Proj., F.R.W.D.,
A-1+(e)            17,655       1.10%, 7/3/03, Ser. 2002                   17,655,000
                                Woodridge Multi-Fam. Hsg. Rev.,
                                 Hinsdale Lake Terr. Apts.,
                                 F.R.W.D., F.S.A.,
Aaa                20,760       1.10%, 7/7/03, Ser. 90                     20,760,000
                                                                       --------------
                                                                          150,220,000
-------------------------------------------------------------------------------------
INDIANA  1.6%
                                Indianapolis Local Pub. Impvt. Brd.,
                                 T.A.N.,
SP-1+(e)           28,580       1.25%, 8/29/03, Ser. 2003E                 28,592,383

    32                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
IOWA  0.7%
                                Iowa Fin. Auth. Rev., Burlington
                                 Med. Ctr., F.R.D.D.,
Aaa             $     200       1.05%, 7/1/03, Ser. 1997               $      200,000
                                Iowa Higher Ed. Ln. Auth. Rev.
                                Des Moines Univ., F.R.D.D.,
VMIG1               2,500       1.05%, 7/1/03, Ser. 2003C                   2,500,000
                                Morningside Coll., R.A.N.,
SP-1(e)             1,500       2.00%, 5/24/04, Ser. 2003G                  1,505,282
                                Sergeant Bluff Ind. Dev. Rev., Sioux
                                 City Brick & Tile Proj., A.M.T.,
                                 F.R.W.D.,
NR                  8,480       1.20%, 7/3/03, Ser. 96                      8,480,000
                                                                       --------------
                                                                           12,685,282
-------------------------------------------------------------------------------------
KENTUCKY  2.8%
                                Breckinridge Cnty. Lease Prog. Rev.,
                                 F.R.D.D.,
VMIG1               2,100       1.00%, 7/1/03, Ser. 2002A                   2,100,000
                                Kenton Cnty. Arpt., Airis Cincinnati
                                 LLC, A.M.T., F.R.W.D.,
VMIG1              19,000       1.20%, 7/2/03, Ser. 2003A                  19,000,000
                                Kentucky St. Prpty. & Bldgs. Comm.
                                 Rev., F.R.W.D.,
VMIG1               9,900       1.18%, 7/3/03, Ser. ZTC 34                  9,900,000
                                Ohio Cnty. Poll. Ctrl. Rev., Big
                                 Rivers Elec. Corp. Proj., F.R.W.D.,
VMIG1              20,000       1.00%, 7/2/03, Ser. 83                     20,000,000
                                                                       --------------
                                                                           51,000,000
-------------------------------------------------------------------------------------
LOUISIANA  1.3%
                                Ascension Parish, A.M.T.,
P-1                10,000       1.20%, 7/15/03, Ser. 99                    10,000,000
                                Louisiana St. Offshore Terminal,
                                 Deepwater Port,
P-1                 5,000       1.10%, 8/13/03, Ser. 1991A                  5,000,000

    See Notes to Financial Statements                                     33

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Roaring Fork Mun. Prods. LLC, LA
                                 Hsg. Auth., A.M.T., F.R.W.D.,
VMIG1           $   7,990       1.23%, 7/3/03, Ser. 00-2               $    7,990,000
                                                                       --------------
                                                                           22,990,000
-------------------------------------------------------------------------------------
MAINE  0.3%
                                Dover & Foxcroft Rev., Pleasant
                                 River Lumber Co. Proj., A.M.T.,
                                 F.R.W.D.,
A-1(e)              2,500       1.30%, 7/2/03, Ser. 02                      2,500,000
                                York Rev., Stonewall Realty LLC
                                 Proj., A.M.T., F.R.W.D.,
VMIG1               2,605       1.55%, 7/3/03, Ser. 99                      2,605,000
                                                                       --------------
                                                                            5,105,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  4.5%
                                Commonwealth of MA,
P-1                23,500       1.05%, 7/21/03, Ser. G                     23,500,000
P-1                33,000       0.90%, 8/8/03, Ser. F                      33,000,000
                                Comnwlth. of MA, F.R.W.D.,
VMIG1               9,000       1.18%, 7/3/03, Ser. ZTC 9                   9,000,000
                                Mass. St. Hlth. & Ed. Facs. Auth.
                                 Rev., Hallmark Hlth. Sys.,
                                 F.R.W.D.,
VMIG1               9,000       1.00%, 7/3/03, Ser. B                       9,000,000
                                Seekonk, B.A.N., G.O.,
NR                  6,000       2.00%, 10/17/03                             6,007,851
                                                                       --------------
                                                                           80,507,851
-------------------------------------------------------------------------------------
MICHIGAN  1.4%
                                Michigan Job Dev. Auth. Rev.,
                                 Frankenmuth Bavarian Inn, F.R.M.D.,
A1                  6,000       1.20%, 7/1/03, Ser. A                       6,000,000
                                Michigan Pub. Pwr. Agcy. Rev., Belle
                                 River, F.R.W.D.,
VMIG1               5,000       1.18%, 7/3/03, ZTC 42                       5,000,000
                                Michigan Strategic Fd. Ltd., Amer.
                                 Litho Proj., A.M.T., F.R.W.D.,
NR                  4,650       1.24%, 7/3/03, Ser. 2002                    4,650,000

    34                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Walled Lake Cons. Sch. Dist., G.O.,
                                 F.R.W.D.,
VMIG1           $  10,000       1.18%, 7/3/03, Ser. ZTC 18             $   10,000,000
                                                                       --------------
                                                                           25,650,000
-------------------------------------------------------------------------------------
MINNESOTA  2.6%
                                Bloomington Coml. Dev. Rev.
                                 94th Str. Assoc. Proj., F.R.W.D.,
Aa1                 4,385       1.10%, 7/7/03, Ser. 85                      4,385,000
                                James Avenue Assoc. Proj., F.R.W.D.,
A-1+(e)             4,265       1.10%, 7/7/03, Ser. 1985                    4,265,000
                                Bloomington Port. Auth. Tax Rev.,
                                 Ref., Mall of America, F.R.W.D.,
VMIG1              16,700       1.10%, 7/3/03, Ser. 99B                    16,700,000
                                Chanhassen Multi-Fam. Rev., Hsg.
                                 Vlge. Ponds Proj., A.M.T.,
NR                  5,530       1.23%, 7/3/03, Ser. 2003                    5,530,000
                                Chaska Multi-Fam. Hsg. Rev., Clover
                                 Field Commons., A.M.T.,
                                 1.23%, 7/3/03, Ser. 2002(c)
NR                  6,800       (cost $6,800,000; purchase 12/3/02)         6,800,000
                                Duluth Multi-Fam. Hsg. Rev., Irving
                                 Townhomes LLC Proj., A.M.T.,
NR                  4,500       1.23%, 7/3/03, Ser. 2002                    4,500,000
                                St. Paul Hsg. & Redev. Auth. Heating
                                 Rev., F.R.W.D.,
A-1+(e)             3,500       1.10%, 7/7/03, Ser. 99D                     3,500,000
                                                                       --------------
                                                                           45,680,000
-------------------------------------------------------------------------------------
MISSISSIPPI  1.3%
                                Roaring Fork Mun. Prods. LLC,
                                 A.M.T.,
                                1.35%, 2/26/04, Ser. 01-14(c)
VMIG1               9,330       (cost $9,330,000; purchased 3/6/03)         9,330,000
                                1.25%, 4/1/04, Ser. 02-4(c)
VMIG1               5,000       (cost $5,000,000; purchased 6/6/03)         5,000,000
                                Roaring Fork Mun. Prods. LLC, MS
                                 Home Corp., A.M.T., F.R.W.D.,
VMIG1               8,530       1.23%, 7/3/03, Ser. 00-18                   8,530,000
                                                                       --------------
                                                                           22,860,000

    See Notes to Financial Statements                                     35

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
MISSOURI  1.3%
                                Missouri St. Dev. Fin. Util. Prog.,
                                 F.R.D.D.,
VMIG1           $   7,500       1.05%, 7/1/03, Ser. 2003               $    7,500,000
                                Missouri St. Hlth. & Edl. Fac. Rev.,
                                 Valley Coll., F.R.D.D.,
A-1(e)              1,200       1.05%, 7/1/03, Ser. 2001                    1,200,000
                                Roaring Fork Mun. Prods. LLC, MO
                                 Hsg. Dev. Comnty., A.M.T.,
                                 F.R.W.D.,
A-1(e)             14,060       1.23%, 7/3/03, Ser. 00-3                   14,060,000
                                                                       --------------
                                                                           22,760,000
-------------------------------------------------------------------------------------
NEBRASKA  0.2%
                                York Ind. Dev. Rev., Kroy Bldg.
                                 Prods. Inc. Proj., A.M.T.,
                                 F.R.W.D.,
A-1(e)              4,500       1.15%, 7/3/03, Ser. 1998                    4,500,000
-------------------------------------------------------------------------------------
NEVADA  0.8%
                                Clark Cnty., F.R.W.D.,
VMIG1              15,000       1.18%, 7/3/03, Ser. ZTC 27                 15,000,000
-------------------------------------------------------------------------------------
NEW HAMPSHIRE  0.6%
                                New Hampshire Hlth. & Ed. Facs.
                                 Auth. Hosp. Rev., Catholic Med.
                                 Ctr., F.R.W.D.,
VMIG1              10,000       1.00%, 7/3/03, Ser. 2002A                  10,000,000
-------------------------------------------------------------------------------------
NEW JERSEY  0.8%
                                New Jersey St. Mun. Secs. Trust
                                 Cert., F.R.D.D.,
A-1(e)              2,500       0.98%, 7/1/03, Ser. 01-174                  2,500,000
                                Newark, N.J. G.O., B.A.N.,
MIG1                8,000       2.50%, 8/1/03                               8,005,360
                                Sussex Cnty., B.A.N.,
NR                  2,996       1.50%, 9/5/03                               2,998,945
                                                                       --------------
                                                                           13,504,305
-------------------------------------------------------------------------------------
NEW MEXICO  0.6%
                                Roaring Fork Mun. Prods. LLC, Mtge.
                                 Fin. Auth. SFK, A.M.T., F.R.W.D.,
A-1+(e)            10,765       1.23%, 7/3/03, Ser. 00-1                   10,765,000

    36                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
NEW YORK  1.7%
                                Metro. Trans. Auth. N.Y., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1           $   5,000       1.04%, 7/2/03, Ser. 00F                $    5,000,000
                                Metro. Trans. Auth. N.Y.,
P-1                10,000       1.10%, 9/10/03                             10,000,000
                                New York, NY, F.R.W.D.,
VMIG1               6,144       1.00%, 7/3/03, Ser. 01-725X                 6,143,750
                                New York, NY City Transitional,
                                 Putters, F.R.W.D.,
A-1+(e)            10,000       1.00%, 7/3/03, Ser. 305                    10,000,000
                                                                       --------------
                                                                           31,143,750
-------------------------------------------------------------------------------------
NORTH CAROLINA  1.4%
                                North Carolina Cap. Facs. Fin. Agcy.
                                 Student Ln., F.R.W.D.,
A-1(e)             17,465       1.00%, 7/3/03, Ser. 2001                   17,465,000
                                Roaring Fork Mun. Prods. LLC, Durham
                                 Co. Allstate Vlge., A.M.T.,
                                 F.R.W.D.,
A-1+(e)             6,975       1.23%, 7/3/03, Ser. 01-8                    6,975,000
                                                                       --------------
                                                                           24,440,000
-------------------------------------------------------------------------------------
OHIO  2.8%
                                Cuyahoga Cnty. Econ. Dev. Rev.,
                                 Botanical Garden Proj., F.R.W.D.,
VMIG1               8,000       1.03%, 7/3/03, Ser. 2001                    8,000,000
                                Cuyahoga Cnty. Hosp. Rev., W.O.
                                 Walker Ctr. Inc., A.M.B.A.C.,
                                 F.R.W.D.,
A-1(e)             11,690       1.08%, 7/2/03, Ser. 98II                   11,690,000
                                East Lake Ind. Dev. Rev., Astro
                                 Model Corp. Proj., A.M.T.,
                                 F.R.W.D.,
NR                  2,290       1.20%, 7/3/03, Ser. 96                      2,290,000
                                Hamilton Cnty. Parking Sys.,
                                 F.R.W.D.,
VMIG1              12,250       1.02%, 7/3/03, Ser. 2001                   12,250,000
                                Ohio Hsg. Fin. Agcy., Multi-Fam.
                                 Hsg. Rev., 10 Wilmington Pl. Prog.,
                                 F.R.W.D., F.S.A.,
A-1+(e)             8,945       1.10%, 7/7/03, Ser. B                       8,945,000

    See Notes to Financial Statements                                     37

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Univ. of Cincinnati, B.A.N.,
MIG1            $   6,000       1.75%, 3/18/04, Ser. 2003A             $    6,027,501
                                                                       --------------
                                                                           49,202,501
-------------------------------------------------------------------------------------
OKLAHOMA  5.0%
                                Canadian Cnty. Home Fin. Auth. Sngl.
                                 Fam. Mtge. Rev., Draw Down Joint
                                 Pwrs., A.M.T.,
NR                 12,710       1.02%, 7/25/03, Ser. 2003A                 12,710,000
                                Cleveland Cnty. Dev. Auth. Sngl.
                                 Fam., A.M.T.,
NR                  7,500       1.28%, 7/25/03, Ser. 2002                   7,500,000
                                Cleveland Cnty. Home Ln. Auth.
                                 Mtge., A.M.T.,
NR                  4,860       1.02%, 7/25/03, Ser. 2003A                  4,860,000
                                Oklahoma Cnty. Home Fin. Auth. Sngl.
                                 Fam. Mtge.,
AAA(e)              8,318       1.387%, 7/1/03, Ser. 02A                    8,318,192
                                Oklahoma Hsg. Dev. Auth. Multi-Fam.
                                 Rev.
                                 Affordable Hsg., F.R.W.D.,
VMIG1              33,500       1.20%, 7/3/03, Ser. 2002A                  33,500,000
VMIG1              10,000       1.20%, 7/3/03, Ser. 2002B                  10,000,000
                                South Western Dev. Auth. Sngl. Fam.
                                 Mtge. Rev., A.M.T.,
A-1+(e)             7,500       1.28%, 7/31/03, Ser. A                      7,500,000
                                Tulsa Pkg. Auth. Rev., Williams Ctr.
                                 Proj., S.E.M.M.T.,
VMIG1               4,460       1.15%, 11/17/03, Ser. 87A                   4,460,000
                                                                       --------------
                                                                           88,848,192
-------------------------------------------------------------------------------------
PENNSYLVANIA  0.4%
                                Fayette Cnty. Hosp. Auth. Sr. Hlth.
                                 & Hsg. Facs. Rev., Mount Macrina
                                 Manor Proj., F.R.W.D.
A-1(e)              4,500       1.08%, 7/3/03, Ser. 2002                    4,500,000

    38                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Pennsylvania St. Mun. Secs. Trust
                                 Cert., F.R.D.D.,
A-1(e)          $     900       1.03%, 7/1/03, Ser. 01-110             $      900,000
                                Union Cnty. Higher Ed. Auth.,
                                 Bucknell Univ., F.R.W.D.,
VMIG1               1,610       0.90%, 7/3/03, Ser. 2002B                   1,610,000
                                                                       --------------
                                                                            7,010,000
-------------------------------------------------------------------------------------
RHODE ISLAND  1.2%
                                Providence Hsg. Auth., Cathedral
                                 Square, A.M.T., F.R.D.D.,
A-1(e)              1,000       1.10%, 7/1/03, Ser. 00A                     1,000,000
                                Rhode Island Hlth. & Ed. Bldg. Corp.
                                 Edl. Inst. Rev.
                                Hosp. Fin. Care New England-A,
                                 F.R.D.D.,
A-1(e)             12,700       1.00%, 7/1/03, Ser. 2002A                  12,700,000
                                Hosp. Fin. Care Portsmouth Abbey
                                 Sch., F.R.D.D.,
A-1(e)              4,000       1.00%, 7/1/03, Ser. 2001                    4,000,000
                                Hosp. Fin. Care St. Andrews Sch.,
                                 F.R.D.D.,
A-1(e)              4,000       1.00%, 7/1/03, Ser. 99                      4,000,000
                                                                       --------------
                                                                           21,700,000
-------------------------------------------------------------------------------------
SOUTH CAROLINA  0.2%
                                Orangeburg Proj. Corp., Cap. Sales &
                                 Use Tax Rev., M.B.I.A.,
Aaa                 4,250       3.50%, 10/1/03, Ser. 2002                   4,267,986
-------------------------------------------------------------------------------------
SOUTH DAKOTA  0.4%
                                Grant Cnty. Poll. Ctrl. Rev., Otter
                                 Tail Pwr. Co. Proj., F.R.W.D.,
VMIG1               8,000       1.25%, 7/7/03, Ser. 1993                    8,000,000
-------------------------------------------------------------------------------------
TENNESSEE  2.5%
                                Blount Cnty. Pub. Bldg.
                                 Local Govt. Pub. Impvt., F.R.W.D.,
VMIG1               4,095       1.01%, 7/3/03, Ser. A6B                     4,095,000
VMIG1               2,500       1.01%, 7/3/03, Ser. A7A                     2,500,000

    See Notes to Financial Statements                                     39

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Chattanooga Hlth. Edl. Phase I,
                                 F.R.W.D.,
A-1(e)          $  10,440       1.00%, 7/3/03, Ser. 2001A              $   10,440,000
                                Clarksville Pub. Bldg. Auth.
                                 F.R.D.D.,
VMIG1               1,000       1.00%, 7/1/03, Ser. 2001                    1,000,000
VMIG1               3,200       1.00%, 7/1/03, Ser. 2003                    3,200,000
                                Jackson Engy. Auth. Gas Sys.,
                                 F.R.W.D.,
VMIG1               8,300       1.00%, 7/2/03, Ser. 2002                    8,300,000
                                Montgomery Cnty. Pub. Bldg. Auth.,
                                 F.R.D.D.,
VMIG1              14,525       1.00%, 7/1/03, Ser. 2002                   14,525,000
                                                                       --------------
                                                                           44,060,000
-------------------------------------------------------------------------------------
TEXAS  21.6%
                                Austin Combined Util. Sys. Rev.
                                 Corp. Proj., T.E.C.P.
P-1                 8,803       1.10%, 7/11/03, Ser. A                      8,803,000
                                Austin Combined Util. Sys. Rev.
                                 Corp. Proj., T.E.C.P.
P-1                26,053       1.00%, 8/15/03, Ser. A                     26,053,000
                                Carroll Indpt. Sch. Dist. G.O., Sch.
                                 Bldg., S.E.M.M.T.,
VMIG1              29,800       1.35%, 4/1/04, Ser. 00                     29,800,000
                                City of Houston Wtr. & Swr.,
                                 T.E.C.P.,
P-1                 5,000       1.05%, 7/9/03, Ser. A                       5,000,000
                                Collin Cnty. Hsg. Fin. Corp.
                                 Multi-Fam. Hsg. Rev., Huntington
                                 Apts. Proj., F.R.W.D.,
A-1+(e)             6,155       1.13%, 7/3/03, Ser. 96                      6,155,000
                                Dallas Texas Area Rapid Transit,
P-1                20,000       1.05%, 7/16/03, Ser. 2001                  20,000,000
                                Desoto Ind. Dev. Auth., Solar
                                 Turbines, Inc. Proj., F.R.W.D.,
P-1                 7,050       1.08%, 7/3/03, Ser. 2000                    7,050,000
                                El Paso, G.O., T.E.C.P.,
P-1                 9,500       1.00%, 8/15/03, Ser. A                      9,500,000
                                Harris Cnty., T.E.C.P.,
P-1                11,817       1.02%, 7/15/03, Ser. D                     11,817,000

    40                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Harris Cnty. Hlth. Facs. Dev., Young
                                 Mens Christian Assoc., F.R.D.D.,
VMIG1           $   4,300       1.00%, 7/1/03, Ser. 99                 $    4,300,000
                                Houston Ind. Sch. Dist., F.S.A.,
                                 F.R.W.D.,
VMIG1              12,700       1.18%, 7/3/03, Ser. ZTC 21                 12,700,000
                                Houston Wtr. & Swr. Proj., G.O.,
                                 T.E.C.P.,
P-1                20,300       1.05%, 7/8/03, Ser. A                      20,300,000
P-1                13,000       1.00%, 7/17/03, Ser. A                     13,000,000
                                Irving Texas,, Wtr. & Swr.
P-1                22,750       1.05%, 7/17/03, Ser. A                     22,750,000
                                Lower Cnty. River Auth., T.E.C.P.,
P-1                44,100       0.95%, 9/3/03, Ser. A                      44,100,000
                                North Harris Montgomery Cmnty. Coll.
                                 Dist.,
VMIG1              14,830       1.35%, 4/1/04, Ser. 1997                   14,830,000
                                Port Arthur Nav. Dist. Rev., Motiva
                                 Enterprises LLC., A.M.T., F.R.W.D.,
A-1(e)              5,000       1.25%, 7/2/03, Ser. 2002                    5,000,000
                                Roaring Fork Mun. Prods. LLC,
                                 Houston Hsg., F.R.W.D.,
A-1+(e)             7,000       1.13%, 7/3/03, Ser. 03-3                    7,000,000
                                San Antonio Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.
VMIG1              17,420       1.08%, 7/2/03, Ser. 00VV                   17,420,000
                                San Jacinto Coll. Dist. Limited Tax,
                                 G.O.,
VMIG1              14,500       1.35%, 4/1/04                              14,500,000
                                Spring Branch Indpt. Sch. Dist.,
                                 Limited Tax Schoolhouse Bonds,
                                 F.R.W.D.,
VMIG1              11,880       1.18%, 7/3/03, Ser. ZTC28                  11,880,000
                                Texas Dept. Hsg. & Cmnty., A.M.T.,
                                 T.E.C.P.,
A-1+(e)            35,205       1.12%, 7/9/03, Ser. A                      35,205,000
                                Texas St. Coll. Student Lns.,
                                 F.R.W.D.,
VMIG1               8,000       1.23%, 7/3/03, Ser. ZTC 5                   8,000,000
                                Texas Wtrwrks. & Swr., T.R.A.N.,
MIG1               30,000       2.75%, 8/29/03, Ser. 2002                  30,050,805
                                                                       --------------
                                                                          385,213,805

    See Notes to Financial Statements                                     41

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
UTAH  0.8%
                                Intermountain Pwr. Agcy.,
VMIG1           $   6,650       1.00%, 9/15/03, Ser. 85F-2             $    6,647,908
                                Salt Lake Cnty., T.R.A.N.
NR                  8,000       1.50%, 12/30/03, Ser. 2003                  8,026,080
                                                                       --------------
                                                                           14,673,988
-------------------------------------------------------------------------------------
VERMONT  0.9%
                                Vermont Edl. & Hlth. Bldgs. Fin.
                                 Agcy. Rev.
                                 Middlebury Coll. Proj., A.N.N.M.T.,
Aa3                 8,325       1.80%, 11/1/03, Ser. 2002B                  8,325,000
A-1+(e)             7,255       1.80%, 11/1/03, Ser. 88A                    7,255,000
                                                                       --------------
                                                                           15,580,000
-------------------------------------------------------------------------------------
VIRGINIA  1.6%
                                Halifax Cnty. Ind. Dev. Auth. Rev.,
                                 VA Elec. & Pwr. Corp. Proj.,
                                 A.M.T.,
VMIG1              15,000       1.35%, 7/11/03, Ser. 92                    15,000,000
                                Roaring Fork Mun. Prods. LLC,
                                 Fairfax Cnty. Red Kingsley,
                                 F.R.W.D.,
A-1+(e)            12,935       1.13%, 7/3/03, Ser. 02-17                  12,935,000
                                                                       --------------
                                                                           27,935,000
-------------------------------------------------------------------------------------
WASHINGTON  1.9%
                                Central Kitsap Sch. Dist. Number
                                 401, F.R.W.D.,
VMIG1               3,460       1.06%, 7/3/03, Ser. 00-252                  3,460,000
                                Port of Pasco Econ. Dev. Corp.,
                                 Douglas Fruit Co., A.M.T.,
                                 F.R.W.D.,
A-1(e)              3,935       1.15%, 7/3/03, Ser. 96                      3,935,000
                                Washington St. F.R.W.D.,
VMIG1              12,935       1.18%, 7/3/03, Ser. ZTC 10                 12,935,000
VMIG1              13,570       1.18%, 7/3/03, Ser. ZTC 11                 13,570,000
                                                                       --------------
                                                                           33,900,000
-------------------------------------------------------------------------------------
WISCONSIN  3.7%
                                Appleton Area Sch. Dist., T.R.A.N.,
NR                 14,500       1.75%, 9/30/03                             14,507,441

    42                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

  Moody's      Principal
  Rating       Amount
(Unaudited)    (000)            Description(a)                         Value (Note 1)
-------------------------------------------------------------------------------------------
                                Elmbrook Sch. Dist., T.R.A.N.,
NR              $  11,500       1.55%, 8/21/03                         $   11,500,788
                                Franklin Pub. Sch. Dist., T.R.A.N.,
NR                  4,900       1.55%, 9/5/03                               4,900,515
                                Greenfield Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  4,650       1.90%, 9/30/03                              4,653,536
                                Northland Pines Sch. Dist.,
                                 T.R.A.N.,
NR                  5,000       1.55%, 9/12/03                              5,000,488
                                Wisconsin St., G.O., F.R.W.D.,
VMIG1              19,745       1.18%, 7/3/03, Ser. ZTC20                  19,745,000
                                Wisconsin St. Hlth. & Edl. Facs.
                                Lakeland Coll., F.R.D.D.,
A-1(e)              1,915       1.00%, 7/1/03, Ser. 2000                    1,915,000
                                Riverview Hosp., F.R.D.D.,
A-1(e)              3,000       1.05%, 7/1/03, Ser. 2001                    3,000,000
                                                                       --------------
                                                                           65,222,768
                                Total Investments  100.3%
                                 (cost $1,788,870,671(d))               1,788,870,671
                                Liabilities in excess of other
                                 assets  (0.3%)                            (5,181,864)
                                                                       --------------
                                Net Assets  100%                       $1,783,688,807
                                                                       --------------
                                                                       --------------

    See Notes to Financial Statements                                     43

      COMMAND Funds         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2003 Cont'd.

(a) The following abbreviations are used in the portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    LLC--Limited Liability Company.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    M.E.R.L.O.T.--Municipal Exempt Receipt- Liquid Optional Tender.
    R.A.N.--Revenue Anticipation Notes.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c) Indicates illiquid security. The aggregate cost of such securities was $21,130,000. The aggregate value of $21,130,000 is approximately 1.2% of net assets.
(d) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
(e) Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.

    44                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2003
--------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value    $1,788,870,671
Cash                                                                     174,027
Receivable for Fund shares sold                                       22,325,805
Interest receivable                                                    4,464,023
Prepaid expenses                                                          16,565
                                                                  --------------
      Total assets                                                 1,815,851,091
                                                                  --------------
LIABILITIES
Payable for Fund shares repurchased                                   23,096,717
Payable for investments purchased                                      8,026,080
Management fee payable                                                   619,417
Distribution fee payable                                                 182,500
Dividends payable                                                        127,647
Accrued expenses and other liabilities                                   109,923
                                                                  --------------
      Total liabilities                                               32,162,284
                                                                  --------------
NET ASSETS                                                        $1,783,688,807
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $   17,836,888
   Paid-in capital in excess of par                                1,765,851,919
                                                                  --------------
Net assets, June 30, 2003                                         $1,783,688,807
                                                                  --------------
                                                                  --------------
Class A:
   Net asset value, offering price and redemption price per
      share ($1,783,688,807 / 1,783,688,807 shares of
      beneficial interest
      ($.01 par value) issued and outstanding)                             $1.00
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     45

      COMMAND Funds         COMMAND Tax-Free Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $26,582,528
                                                                -----------------
Expenses
   Management fee                                                    7,815,067
   Distribution fee                                                  2,313,356
   Transfer agent's fees and expenses                                  170,000
   Registration fees                                                   101,000
   Custodian fees and expenses                                          90,000
   Legal fees and expenses                                              31,000
   Audit fee                                                            29,000
   Trustees' fees                                                       18,000
   Reports to shareholders                                               6,000
   Miscellaneous                                                         4,785
                                                                -----------------
      Total expenses                                                10,578,208
   Less: custodian fee credit (Note 1)                                  (3,418)
                                                                -----------------
   Net expenses                                                     10,574,790
                                                                -----------------
Net investment income                                               16,007,738
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            62,913
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $16,070,651
                                                                -----------------
                                                                -----------------

    46                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2003               2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    16,007,738    $    27,201,031
   Net realized gain on investment
      transactions                                       62,913             42,517
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     16,070,651         27,243,548
                                                ---------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (16,070,651)       (27,243,548)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            5,930,677,397      5,727,746,338
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  15,494,915         27,244,695
   Cost of shares reacquired                     (5,902,513,575)    (5,759,776,771)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                        43,658,737         (4,785,738)
                                                ---------------    ---------------
Total increase (decrease)                            43,658,737         (4,785,738)
NET ASSETS
Beginning of year                                 1,740,030,070      1,744,815,808
                                                ---------------    ---------------
End of year                                     $ 1,783,688,807    $ 1,740,030,070
                                                ---------------    ---------------
                                                ---------------    ---------------

    See Notes to Financial Statements                                     47

      COMMAND Funds         COMMAND Tax-Free Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    1.000
Net investment income and net realized gains                              0.009
Dividends and distributions to shareholders                              (0.009)
                                                                  ----------------
Net asset value, end of year                                         $    1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                             .88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $1,783,689
Average net assets (000)                                             $1,850,684
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .57%
   Expenses, excluding distribution and service (12b-1) fees                .45%
   Net investment income                                                    .87%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    48                                     See Notes to Financial Statements

      COMMAND Funds         COMMAND Tax-Free Fund
             Financial Highlights Cont'd.

                     Year Ended June 30,
-------------------------------------------------------------
   2002           2001           2000           1999
-------------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.015          0.034          0.032          0.027
    (0.015)        (0.034)        (0.032)        (0.027)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      1.51%          3.42%          3.19%          2.77%
$1,740,030     $1,744,816     $1,429,087     $1,476,732
$1,839,473     $1,600,345     $1,515,352     $1,549,367
       .58%           .57%           .58%           .59%
       .46%           .45%           .46%           .46%
      1.48%          3.32%          3.15%          2.72%

    See Notes to Financial Statements                                     49

      COMMAND Funds         COMMAND Tax-Free Fund
             Report of Independent Auditors

To the Shareholders and Trustees of
COMMAND Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Tax-Free Fund (the 'Fund') at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 18, 2003

      COMMAND Funds
             Notes to Financial Statements

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Funds Program of Prudential Securities Incorporated ('Prudential Securities'). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities of the Funds are valued at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at June 30, 2003 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the

      COMMAND Funds
             Notes to Financial Statements Cont'd.

repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Dividends:    Each Fund declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is each Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of each Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly on the following basis:

      COMMAND Funds
             Notes to Financial Statements Cont'd.

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's Class A shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's Class A shares. The distribution fees are accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential'). Effective July 1, 2003, Prudential Securities became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, Prudential Securities was an indirect, wholly-owned subsidiary of Prudential.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. During the year ended June 30, 2003 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                $4,537,000
COMMAND Government           $  111,900
COMMAND Tax-Free             $  169,500

As of June 30, 2003, the following amounts were due to PMFS from the Funds:

COMMAND Money                $  449,100
COMMAND Government           $   15,300
COMMAND Tax-Free             $   16,700

Note 4. Joint Repurchase Agreement Account
The COMMAND Government Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S.Treasury or Federal agency obligations. At June 30, 2003, the Fund had an undivided interest of 29.25% in the repurchase agreements in the joint account. The undivided interest for the Fund represented $63,730,000 in principal amount and the value of the collateral therefore was as follows:

      COMMAND Funds
             Notes to Financial Statements Cont'd.

      Bank of America Securities, 1.26% in the principal amount of $72,637,000, repurchase price $72,639,542, due 7/1/03. The value of the collateral including accrued interest was $74,089,740.

      Bear Stearns Securities Corp., 1.24% in the principal amount of $72,636,000, repurchase price $72,638,502, due 7/1/03. The value of the collateral including accrued interest was $74,089,944.

      State Street Bank & Trust Co, 1.25% in the principal amount of $72,637,000, repurchase price $72,639,522, due 7/1/03. The value of the collateral including accrued interest was $74,093,502.

Note 5. Distributions and Tax Information
For the years ended June 30, 2003 and June 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets and in the table below, was ordinary income:

                                         Year Ended June 30,
                                   -------------------------------
                                       2003               2002
                                   ------------       ------------
COMMAND Money                      $149,623,728       $359,612,464
COMMAND Government                 $ 10,096,945       $ 18,497,826

      For the years ended June 30, 2003 and June 30, 2002, the tax character of dividends paid for COMMAND Tax-Free Fund, as reflected in the Statement of Changes in Net Assets, of $16,070,651 and $27,243,548, respectively, was tax-exempt income.

Note 6. Capital
The Funds offer Class A shares. The Funds may also offer Class Z and Class S shares (COMMAND Tax-Free Fund may only offer Class S). There are no Class Z or Class S shares currently issued and outstanding.

      COMMAND Funds
             Federal Income Tax Information (Unaudited)

COMMAND TAX-FREE FUND:
      We are required by the Internal Revenue Code to advise you within 60 days of the COMMAND Tax-Free Fund's fiscal year-end (June 30, 2003) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 2003, dividends paid from net investment income totaling $.009 per share were all federally tax-exempt interest dividends.


COMMAND GOVERNMENT FUND AND COMMAND MONEY FUND:
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS
      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders, provided the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 32% and 2% of the dividends paid by the COMMAND Government Fund and COMMAND Money Fund, respectively, qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

      COMMAND Funds
             Management of the Funds (Unaudited)

Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be 'interested persons' of the Funds as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Funds are referred to as 'Interested Trustees.' 'Fund Complex'5 consists of the Funds and any other investment companies managed by Prudential Investments LLC (PI).

Independent Trustees(2)

Delayne Dedrick Gold (65), Trustee since 1982(3)
Oversees 129 portfolios in Fund complex
Principal occupations (last 5 years): Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.
Other Directorships held:(4) None

Robert E. La Blanc (69), Trustee since 1996(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held:(4) Director of Storage Technology Corporation (since
1979) (technology). Chartered Semiconductor Manufacturing Ltd. (since 1998) (Singapore). Titan Corporation (electronics) (since 1995). Computer Associates International, Inc. (software company) (since 2002); Director (since 1999) of First Financial Fund, Inc. and Director (since April 1999) of The High Yield Plus Fund, Inc.

Stephen P. Munn (61), Trustee since 2003(3)
Oversees 105 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1988-2001) and President of Carlisle Companies Incorporated.
Other Directorships held:(4) Chairman of the Board (since January 1991) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannett Co., Inc. (publishing and media).

Robin B. Smith (63), Trustee since 1996(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-December 2003) of Publishers Clearing House. Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

      COMMAND Funds
             Management of the Funds (Unaudited) Cont'd.

Stephen Stoneburn (60), Trustee since 1982(30
Oversees 105 portfolios in Fund complex
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held:(4) None

Clay T. Whitehead (64), Trustee since 1999(3)
Overseas 104 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).
Other Directorships held:(4) Director (since 2000) of First Financial Fund, Inc. and Director (since 2000) of The High Yield Plus Fund, Inc.

Interested Trustees(1,2)

Robert F. Gunia (56), Trustee and Vice President since 1996(3)
Overseas 187 portfolios in Fund complex
Principal occupations (last 5 years): Executive Vice President and Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administration Officer (since May
2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc., and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Judy A. Rice (55), Trustee since 2000 and President since 2003(3)
Overseas 102 portfolios in Fund complex
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.
Other Directorships held:(4) None

      COMMAND Funds
             Management of the Funds (Unaudited) Cont'd.

Information pertaining to the Officers of the Funds who are not the Trustees is set forth below.

Officers(2)

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 2002(3)
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1995(3)
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (45), Secretary since 2001(3)
Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; Vice President and Assistant Secretary (since May 2003) of American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1988) and Associate Counsel (August 1994-January 1997) of New York Life Insurance Company.

Maryanne Ryan (38), Anti-Money Laundering Compliance Officer since 2002(3) Principal occupations (last 5 years): Vice President, Prudential (since November
1998) and First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc..

      COMMAND Funds
             Management of the Funds (Unaudited) Cont'd.

   1 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the
     Subadviser or the Distributor.

   2 Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments
     LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

   3 There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. This shows the number of years for which they have served as
     Trustees and/or Officer.

   4 This includes only directorships of companies required to register, or file reports with the
     Commission under the Securities and Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the 1940 Act.

   5 The Fund Complex consists of all investment companies managed by PI. Effective May 1, 2003, the
     Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners
     Funds, American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10,
     11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.

Additional information about the Funds' Trustees is included in the Funds' Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

FOR MORE INFORMATION

COMMAND Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Stephen P. Munn
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

OFFICERS
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Fund Symbols            Nasdaq          CUSIP
COMMAND Money Fund      CDMXX         20050F103
COMMAND Tax-Free Fund   CDFXX         20050R107
COMMAND Govt Fund       CGMXX         20050D108

CFA                     IFS-A083175

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMAND Tax-Free Fund

By: /s/ Jonathan D. Shain
    ----------------------------------------------------------
    Jonathan D. Shain
    Secretary

Date: August 26, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003


By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003